7. Related Party Transactions	6 Months Ended
Jun. 30, 2012
Related Party Transactions [Abstract]
Related Party Transactions

During the first three and six months of 2012 and 2011, the Company paid $6,655 and $22,026 in 2012, and $45,452 and $79,409 in 2011, respectively, to directors of the Company for services provided in permitting and other construction related activities at Mexican mill sites.

During the first three and six months of 2012 and 2011, the Company paid $16,875 and $38,715 in 2012, and $28,679 and $44,582 in 2011, respectively, to John Lawrence, our president and Chief Executive Officer, as reimbursement for equipment used by the Company.